Note 9 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of activities for exploration and evaluation assets [text block]
	For the year ended
	November 30,
	2023	2022
	($)	($)
Balance at the beginning of year	56,788	54,475
Mineral rights and property acquired	-	134
Mineral property option payment	501	-
Mineral property option grant	-	(1,152)
Impairment of exploration and evaluation assets	(1,809)	-
	55,480	53,457
Change in reclamation estimate	53	(57)
Foreign currency translation adjustments	1,282	3,388
Balance at the end of year	56,815	56,788

Disclosure of exploration and evaluation assets on project [text block]
	November 30,	November 30,
	2023	2022
	($)	($)
La Mina	14,926	14,326
Titiribi	12,161	12,027
Crucero	7,135	7,056
Yellowknife	7,061	7,090
Cachoeira	6,489	6,086
São Jorge	5,467	5,128
Yarumalito	1,685	1,668
Whistler	1,076	984
Surubim	354	1,989
Batistão	246	230
Montes Áureos and Trinta	187	176
Rea	28	28
Total	56,815	56,788

Disclosure information about exploration expenditures [text block]
			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2023	2022	November 30, 2023
	($)	($)	($)
Whistler	6,828	704	10,418
La Mina	529	1,462	3,216
São Jorge	439	272	1,857
Yarumalito	261	52	427
Titiribi	247	267	2,349
Crucero	195	123	630
Yellowknife	91	124	1,359
Rea	70	29	367
Cachoeira	48	27	6,816
Almaden	2	53	314
Surubim	-	-	210
Other Exploration Expenses	-	2	3,419
Total	8,710	3,115	31,382